Business Segments (Reconciliation Of Operating Profit (Loss) From Segments To Consolidated Statements Of Income) (Detail) (JPY ¥)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating profit	¥ 1,463,100,000,000	¥ 1,507,600,000,000	¥ 1,478,500,000,000
Credit (provision) for credit losses	106,371,000,000	(144,542,000,000)	(223,809,000,000)
Trading account profits (losses)-net	(33,886,000,000)	570,276,000,000	667,285,000,000
Foreign exchange gains (losses)-net	(61,755,000,000)	(38,955,000,000)	34,302,000,000
Equity in earnings (losses) of equity method investees-net	110,520,000,000	60,210,000,000	(499,427,000,000)
Impairment of goodwill	(7,792,000,000)
Impairment of intangible assets	(312,000,000)	(3,378,000,000)	(30,986,000,000)
Income before income tax expense	1,420,443,000,000	1,415,871,000,000	849,942,000,000
Reconciliation [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating profit	1,463,000,000,000	1,508,000,000,000	1,479,000,000,000
Credit (provision) for credit losses	106,000,000,000	(145,000,000,000)	(224,000,000,000)
Trading account profits (losses)-net	(394,000,000,000)	285,000,000,000	372,000,000,000
Equity investment securities gains (losses)-net	170,000,000,000	(22,000,000,000)	(95,000,000,000)
Debt investment securities losses-net	(6,000,000,000)	(153,000,000,000)	(153,000,000,000)
Foreign exchange gains (losses)-net	(48,000,000,000)	(53,000,000,000)	21,000,000,000
Equity in earnings (losses) of equity method investees-net	111,000,000,000	60,000,000,000	(499,000,000,000)
Impairment of goodwill	(8,000,000,000)
Impairment of intangible assets		(3,000,000,000)	(31,000,000,000)
Other-net	26,000,000,000	(61,000,000,000)	(20,000,000,000)
Income before income tax expense	¥ 1,420,000,000,000	¥ 1,416,000,000,000	¥ 850,000,000,000